Related Parties - Schedule of Related Parties to Provide Goods and Services (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Edimen Srl (Owned by Gianluigi Vigano CEO of UYBA (Milano)) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total Revenue – related parties		€ 28,452
Circuito Lombardia (owned by Gianluigi Vigano, CEO of UYBA (Milano)) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total Revenue – related parties		2,787
Related Parties [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total Revenue – related parties		31,239
Total General and administrative – related parties	€ 632,034	1,362,346
Total other income (expense) – related parties	72,861
Other Transactions
Other Transactions	2,571,458
Abhishek Mathews (Director & minority shareholder of Brera Holdings) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties	915
Abhishek Mathews (Director & minority shareholder of Brera Holdings) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties	1,379
Alberto Libanori (Director & minority shareholder of Brera Holdings) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties	23,336
Alberto Libanori (Director & minority shareholder of Brera Holdings) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties	93,310
Boustead Securities, LLC (Daniel Joseph McClory, Chairman of Brera Holdings, is CEO of Boustead Securities) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties	5,491
Other Transactions
Other Transactions	15,257
Christopher Gardner (Director & minority shareholder of Brera Holdings) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties	23,336
Christopher Gardner (Director & minority shareholder of Brera Holdings) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties	21,290
Fabio Scacciavillani (Director of Brera Holdings) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties	4,271
Goran pandev (Director of Brera Holdings and minority FKAP shareholder) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties	16,472
Total other income (expense) – related parties	78
Goran Pandev (Director of Brera Holdings and minority FKAP shareholder) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties	21,290
Minerva Valuations Inc. (Owned by Abhi Mathews, who is one of the directors and minority shareholder of Brera Holdings) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties	39,541
Pierre Galoppi (Ex-CEO, director and minority shareholder for Brera Holdings (Resigned in Feb 2025)) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties	59,483
Pierre Galoppi (Ex-CEO, director and minority shareholder for Brera Holdings (Resigned in Feb 2025)) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties	40,228
Pietro Bersani (Director of the Company until June 5, 2025, and Chief Executive Officer and Chief Financial Officer effective June 5, 2025.) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties	21,353
Pietro Bersani (Director of the Company until June 5, 2025, and Chief Executive Officer and Chief Financial Officer effective June 5, 2025.) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties	30,504
Pietro Bersani (Director of the Company until June 5, 2025, and Chief Executive Officer and Chief Financial Officer effective June 5, 2025.) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties	29,562
Sport For Life (Owned by Sasho Pandev, Brother of Goran Pandev who is one of the directors of Brera Holdings and minority FKAP shareholder) [Member] [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties	45,644
Brera Ilch Ngo (Contract to manage and rebrand the club, which includes providing financial assistance such as short-term loans and covering staff salaries.) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties	82,362
Sashko Pandev (Brother of Goran Pandev who is one of the directors of Brera Holdings and minority FKAP shareholder) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties	5,525
Sport For Life (Owned by Sasho Pandev, Brother of Goran Pandev who is one of the directors of Brera Holdings and minority FKAP shareholder) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties	36
Sports Center Pandev (Owned by Goran Pandev who is one of the directors of Brera Holdings and minority FKAP shareholder) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties	1,724
Sports Center Pandev (Owned by Goran Pandev who is one of the directors of Brera Holdings and minority FKAP shareholder) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties	3,162
Antonio Velkovski (Board of Director (March 10, 2025 onwards)) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties	3,594
Aleotti Leonardo (Director of SSD) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties	13,530
Aleotti Francesco (Brother of Leonardo Aleotti who is the director of SSD) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties	33,821
Leonardo Aleotti (Brother of Leonardo Aleotti who is the director of SSD) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties	9,000
Alexandra Terziski (Director for ZFK) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties	1,875
Daniel Joseph McClory (Chairman of Brera Holdings) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total other income (expense) – related parties	70,703
Pinehurst Partners LLC, which is controlled by Daniel Joseph McClory [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total other income (expense) – related parties	2,080
Daniel Joseph McClory, Chairman of Brera Holdings and majority shareholder. [Member]
Other Transactions
Other Transactions	2,046,050
Pinehurst Partners LLC (Controlled by Daniel Joseph McClory) [Member]
Other Transactions
Other Transactions	98,123
XX Settembre Holding S.r.l. (Minority shareholder of SS Juve Stabia ) [Member]
Other Transactions
Other Transactions	343,619
Boustead Securities, LLC (Daniel Joseph McClory, Chairman of Brera Holdings, is CEO of Boustead Securities) [Member]
Other Transactions
Other Transactions	63,618
Sutter Securities (Daniel Joseph McClory, Chairman of Brera Holdings, is CEO of Sutter Securities) [Member]
Other Transactions
Other Transactions	4,343
Sutter Securities (Daniel Joseph McClory, Chairman of Brera Holdings, is CEO of Sutter Securities) [Member]
Other Transactions
Other Transactions	€ 448
DCS & Partners (Related to Francesca Duva, CEO of Brera Milnao) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties		7,176
DCS & Partners (Related to Francesca Duva, CEO of Brera Milnao) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties		12,500
Francesca Duva (CEO of Brera Milano) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties		22,501
Gianluigi Vigano (CEO of Brera Milano) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties		30,000
Linking Srl (Owned by Gianluigi Vigano, CEO of UYBA) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties		25,000
Circuito Lombardia (owned by Gianluigi Vigano, CEO of UYBA) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties		2,170
E-Work Holding and group of companies (Minority UYBA Shareholder) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties		14,576
E-Work Holding and group of companies (Minority UYBA Shareholder) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties		250
Abhi Mathews (Appointed as director for Brera Holdings in June 2024) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties		26,252
Abhi Mathews (Appointed as director for Brera Holdings in June 2024) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties		42,000
Alan Rothenberq (Minority shareholder) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties		95,260
Alberto Libanori (Director of Brera Holdings) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties		23,584
Alberto Libanori (Director of Brera Holdings) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties		21,290
Alessandro Aleotti (Minority shareholder) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties		44,723
Boustead Securities, LLC ( Daniel McClory is the CEO of this company and the chairman of Brera Holdings) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties		75,000
Christopher Paul Gardner (Director) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties		23,584
Christopher Paul Gardner (Director of Brera Holdings) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties		95,260
Christopher Paul Gardner (Director of Brera Holdings) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties		21,290
Dicey Perrine (Minority shareholder) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties		55,530
Dicey Perrine (Minority shareholder) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties		52,500
Federico Pisanty (Appointed as director for Brera Holdings in June 2024) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties		26,252
Giuseppe Pirola (Appointed as director for Brera Holdings in June 2024) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties		26,252
Giuseppe Rossi (Minority shareholder) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties		95,260
Goran Pandev (Director of Brera Holdings) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties		16,647
Goran Pandev (Director of Brera Holdings) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties		21,290
Goran Pandev (Director of Brera Holdings) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties		7,501
Maria Xing (Minority shareholder) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties		10,482
Maria Xing (Minority shareholder) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties		22,000
Marshall Geller (Minority shareholder) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties		95,260
Massimo Ferragamo (Minority shareholder) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties		99,884
Paul Tosetti (Minority shareholder) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties		95,260
Pierre Galoppi (CEO of Brera Holdings) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties		48,513
Pierre Galoppi (CEO of Brera Holdings) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties		60,114
Pietro Bersani (Director of Brera Holdings) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties		21,290
Pietro Bersani (Director of Brera Holdings) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total General and administrative – related parties		€ 25,895